Shareholder Report, Average Annual Return (Details) 190132_Angel Oak Multi-Strategy Income Fund_Class C_TSR Annual {Class C}	12 Months Ended	60 Months Ended	120 Months Ended
	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with maximum 1.00% deferred sales charge)
Average Annual Return, Percent	5.62%	1.09%	1.89%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without sales charge)
Average Annual Return, Percent	6.62%	1.09%	1.89%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	6.85%	(0.20%)	1.88%